Pay vs Performance Disclosure - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 28, 2024	Sep. 18, 2024	Jan. 03, 2026	Dec. 28, 2024	Dec. 30, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

Fiscal Year	Summary Compensation Table Total for PEO Kosta N. Kartsotis	Compensation Actually Paid to PEO Kosta N. Kartsotis	Summary Compensation Table Total for PEO Jeffrey N. Boyer	Compensation Actually Paid to PEO Jeffrey N. Boyer	Summary Compensation Table Total for PEO Franco Fogliato	Compensation Actually Paid to PEO Franco Fogliato	Average Summary Compensation Table Total for Non-PEO NEOs	Average Compensation Actually Paid to Non-PEO NEOs	FOSL Total Shareholder Return	Net Income ($M)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)

2025	$—	$—	$—	$—	$2,729,504	$5,397,404	$1,664,767	$1,906,600	$88.63	$(77.8)

2024	$1,161,703	$1,161,703	$1,359,664	$1,444,996	$4,572,040	$5,614,540	$1,016,294	$985,701	$43.85	$(106.3)

2023	$1,450,942	$1,450,942	$—	$—	$—	$—	$1,250,581	$712,032	$33.87	$(156.7)

Columns (b) and (c). Mr. Kartsotis has not been granted stock or option awards in any of the relevant fiscal years. Therefore, no adjustments to total compensation, as reported in the Summary Compensation Table (“SCT”), are required with respect to Mr. Kartsotis. In March 2024, Mr. Kartsotis left the Company.

Columns (d) and (e). Mr. Boyer served as Interim Chief Executive Officer from March 13, 2024 until September 18, 2024.

Columns (f) and (g). Mr. Fogliato joined the Company in September 2024.

Columns (h) and (i). The following non-PEO NEOs are included in the average figures in Columns (h) and (i):

2023: Messrs. Boyer, Hart and McKelvey.

2024: Messrs. Hart, McKelvey, Skobe and Ms. Lowenkron.

2025: Messrs. Boyer, Greben and Martin.

The amounts shown in columns (c), (e), (g) and (i) do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable years. For information regarding the decisions made by our Compensation and Talent Management Committee in regard to the NEOs’ compensation for each fiscal year, please see the Executive Compensation section of this Proxy Statement for fiscal year 2025 and the Executive Compensation section of the proxy statement for each of fiscal years 2024 and 2023.

Column (e). Reflects the “compensation actually paid” to Mr. Boyer in 2024, as determined in accordance with SEC rules. Such amounts were computed by making the following adjustments to total compensation, as reported in the SCT, for each year:

Amounts subtracted from the SCT total to calculate Compensation Actually Paid to Mr. Boyer for 2024 include ($72,061) for the grant fair value of stock awards granted in 2024. Amounts added to (or subtracted from) the SCT total for 2024 also include: $166,716 for the fair value of stock awards that were granted in 2024 and remain outstanding at the end of the year; $41,461 for the change in fair value of stock awards that were granted in prior years and are still outstanding at the end of 2024; and ($50,784) for the change in fair value of stock awards that were granted in prior years and vested during 2024.

Column (g). Reflects the “compensation actually paid” to Mr. Fogliato in each of 2025 and 2024, as determined in accordance with SEC rules. Such amounts were computed by making the following adjustments to total compensation, as reported in the SCT, for each year:

Amounts subtracted from the SCT total to calculate Compensation Actually Paid to Mr. Fogliato for 2025 and 2024, respectively, include ($174,600) and ($1,792,500) for the grant date fair value of stock awards granted in 2025 and 2024, respectively. Amounts added to (or subtracted from) the SCT total for 2025 and 2024, respectively, also include: $0 and $2,835,000 for the fair value of stock awards that were granted in the year and remain outstanding at the end of the year; $1,447,500 and $0 for the change in fair value of stock awards that were granted in prior years and are still outstanding at the end of each respective year; and $1,395,000 and $0 for the change in fair value of stock awards that were granted in prior years and vested during each respective year.

Column (i). Reflects the average “compensation actually paid” for our non-PEO NEOs in each of 2025, 2024 and 2023, as determined in accordance with SEC rules. Such amounts were computed by making the following adjustments to total compensation, as reported in the SCT, for each year:

Amounts subtracted from the average SCT total to calculate Average Compensation Actually Paid to the non-PEO NEOs for the years 2025, 2024 and 2023, respectively, include ($137,281), ($16,709) and ($327,913) for the average date of grant fair value of stock awards granted in the fiscal year. Amounts added to (or subtracted from) the Average SCT for the years 2025, 2024 and 2023, respectively, also include: $356,000, $16,864 and $121,983 for the average fair value of stock awards that were granted in the year and remain outstanding at the end of the year; $73,756, $12,435 and ($167,878) for the average change in fair value of stock awards that were granted in prior years and are still outstanding at the end of each respective year; ($24,994), ($29,837) and ($132,169) for the average change in fair value of stock awards that were granted in prior years and vested during each respective year; and ($25,648), ($13,347) and ($32,572) for the average fair value at the end of the prior fiscal year of any awards granted in prior years that failed to meet the vesting conditions during the fiscal year.

Column (j). For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of the Company for the measurement periods ended on the last day of each of fiscal years 2025, 2024 and 2023, respectively.

Column (k). Reflects “Net Income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for fiscal years 2025, 2024 and 2023, respectively.

Named Executive Officers, Footnote

Columns (b) and (c). Mr. Kartsotis has not been granted stock or option awards in any of the relevant fiscal years. Therefore, no adjustments to total compensation, as reported in the Summary Compensation Table (“SCT”), are required with respect to Mr. Kartsotis. In March 2024, Mr. Kartsotis left the Company.

Columns (d) and (e). Mr. Boyer served as Interim Chief Executive Officer from March 13, 2024 until September 18, 2024.

Columns (f) and (g). Mr. Fogliato joined the Company in September 2024.

Columns (h) and (i). The following non-PEO NEOs are included in the average figures in Columns (h) and (i):

2023: Messrs. Boyer, Hart and McKelvey.

2024: Messrs. Hart, McKelvey, Skobe and Ms. Lowenkron.

2025: Messrs. Boyer, Greben and Martin.

				The amounts shown in columns (c), (e), (g) and (i) do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable years. For information regarding the decisions made by our Compensation and Talent Management Committee in regard to the NEOs’ compensation for each fiscal year, please see the Executive Compensation section of this Proxy Statement for fiscal year 2025 and the Executive Compensation section of the proxy statement for each of fiscal years 2024 and 2023.
Peer Group Issuers, Footnote

Column (j). For the relevant fiscal year, represents the cumulative total shareholder return (“TSR”) of the Company for the measurement periods ended on the last day of each of fiscal years 2025, 2024 and 2023, respectively.

Column (k). Reflects “Net Income” in the Company’s Consolidated Income Statements included in the Company’s Annual Reports on Form 10-K for fiscal years 2025, 2024 and 2023, respectively.

Adjustment To PEO Compensation, Footnote

Column (e). Reflects the “compensation actually paid” to Mr. Boyer in 2024, as determined in accordance with SEC rules. Such amounts were computed by making the following adjustments to total compensation, as reported in the SCT, for each year:

Amounts subtracted from the SCT total to calculate Compensation Actually Paid to Mr. Boyer for 2024 include ($72,061) for the grant fair value of stock awards granted in 2024. Amounts added to (or subtracted from) the SCT total for 2024 also include: $166,716 for the fair value of stock awards that were granted in 2024 and remain outstanding at the end of the year; $41,461 for the change in fair value of stock awards that were granted in prior years and are still outstanding at the end of 2024; and ($50,784) for the change in fair value of stock awards that were granted in prior years and vested during 2024.

Column (g). Reflects the “compensation actually paid” to Mr. Fogliato in each of 2025 and 2024, as determined in accordance with SEC rules. Such amounts were computed by making the following adjustments to total compensation, as reported in the SCT, for each year:

Amounts subtracted from the SCT total to calculate Compensation Actually Paid to Mr. Fogliato for 2025 and 2024, respectively, include ($174,600) and ($1,792,500) for the grant date fair value of stock awards granted in 2025 and 2024, respectively. Amounts added to (or subtracted from) the SCT total for 2025 and 2024, respectively, also include: $0 and $2,835,000 for the fair value of stock awards that were granted in the year and remain outstanding at the end of the year; $1,447,500 and $0 for the change in fair value of stock awards that were granted in prior years and are still outstanding at the end of each respective year; and $1,395,000 and $0 for the change in fair value of stock awards that were granted in prior years and vested during each respective year.

Non-PEO NEO Average Total Compensation Amount				$ 1,664,767	$ 1,016,294	$ 1,250,581
Non-PEO NEO Average Compensation Actually Paid Amount				$ 1,906,600	985,701	712,032
Adjustment to Non-PEO NEO Compensation Footnote

Column (i). Reflects the average “compensation actually paid” for our non-PEO NEOs in each of 2025, 2024 and 2023, as determined in accordance with SEC rules. Such amounts were computed by making the following adjustments to total compensation, as reported in the SCT, for each year:

				Amounts subtracted from the average SCT total to calculate Average Compensation Actually Paid to the non-PEO NEOs for the years 2025, 2024 and 2023, respectively, include ($137,281), ($16,709) and ($327,913) for the average date of grant fair value of stock awards granted in the fiscal year. Amounts added to (or subtracted from) the Average SCT for the years 2025, 2024 and 2023, respectively, also include: $356,000, $16,864 and $121,983 for the average fair value of stock awards that were granted in the year and remain outstanding at the end of the year; $73,756, $12,435 and ($167,878) for the average change in fair value of stock awards that were granted in prior years and are still outstanding at the end of each respective year; ($24,994), ($29,837) and ($132,169) for the average change in fair value of stock awards that were granted in prior years and vested during each respective year; and ($25,648), ($13,347) and ($32,572) for the average fair value at the end of the prior fiscal year of any awards granted in prior years that failed to meet the vesting conditions during the fiscal year.
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount				$ 88.63	43.85	33.87
PEO Name	Mr. Kartsotis	Mr. Fogliato	Mr. Boyer	Mr. Fogliato
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest				$ (77,800,000)	(106,300,000)	(156,700,000)
Kosta N. Kartsotis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				0	1,161,703	1,450,942
PEO Actually Paid Compensation Amount				0	1,161,703	1,450,942
Franco Fogliato [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				2,729,504	4,572,040	0
PEO Actually Paid Compensation Amount				5,397,404	5,614,540	0
Jeffrey N. Boyer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				0	1,359,664	0
PEO Actually Paid Compensation Amount				0	1,444,996	0
PEO | Franco Fogliato [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(174,600)	(1,792,500)
PEO | Franco Fogliato [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				0	2,835,000
PEO | Franco Fogliato [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,447,500	0
PEO | Franco Fogliato [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				1,395,000	0
PEO | Jeffrey N. Boyer [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(72,061)
PEO | Jeffrey N. Boyer [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					166,716
PEO | Jeffrey N. Boyer [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					41,461
PEO | Jeffrey N. Boyer [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(50,784)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(137,281)	(16,709)	(327,913)
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				356,000	16,864	121,983
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				73,756	12,435	(167,878)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				(24,994)	(29,837)	(132,169)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ (25,648)	$ (13,347)	$ (32,572)